STOCKHOLDERS' EQUITY (Schedule of Loss Per Share Dilutive Effect) (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dilutive effect	5,637,880	2,567,300
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dilutive effect	4,396,366	2,196,700
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dilutive effect	1,241,514	370,600